Components of Deferred Tax Balances (Detail) - USD ($) $ in Thousands	Mar. 31, 2018		Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets
Net operating loss carryforwards			$ 55,500		$ 52,997
Accrued liabilities and other expenses			41,177		19,840
Provision for doubtful debts			10,509		6,419
Property, plant and equipment			1,270		3,445
Unrealized losses on cash flow hedges, Net			275		558
Share-based compensation			19,789		19,054
Retirement benefits			5,817		5,067
Deferred revenue			22,948		44,892
Tax credit carryforwards			35,322		34,509
Other			11,571		8,876
Gross deferred tax assets			204,178		195,657
Less: valuation allowance			(24,549)		(14,746)	$ (20,091)	$ (21,094)
Total deferred tax assets			179,629		180,911
Deferred tax assets	$ 81,734		76,929	$ 61,029	70,143
Deferred tax liabilities
Intangible assets			15,954		13,519
Property, plant and equipment			1,131		2,745
Deferred cost			33,816		41,950
Investments in foreign subsidiaries not indefinitely reinvested			18,949		29,546
Unrealized gains on cash flow hedges, net			14,711		14,350
Other			24,886		11,073
Total deferred tax liabilities			109,447		113,183
Deferred tax liabilities	$ 7,083	[1]	6,747	$ 1,815	2,415
Net deferred tax asset			$ 70,182		$ 67,728

[1]	The cumulative impact of the adoption of ASC 606 resulted in an increase of $23,227 in the contract cost asset related to sales incentive programs (excluding the effect of the current period – refer to note d to the table below) as of January 1, 2018 with a corresponding impact of $17,924 on retained earnings (excluding the effect of the current period – refer to note d to the table below) and on deferred tax liability of $5,303.